CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands	12 Months Ended
Sep. 30, 2020 CNY (¥)
Statement Of Cash Flows [Abstract]
Proceeds from issuance of ordinary shares in connection of IPO, net off issuance cost	¥ 29,289